Schedule of personnel expenses (Details) ₨ in Thousands, $ in Thousands	12 Months Ended
	Mar. 31, 2025 USD ($)	Mar. 31, 2025 INR (₨)	Mar. 31, 2024 INR (₨)	Mar. 31, 2023 INR (₨)
Personnel Expenses
Salaries, wages and other short term employee benefits		₨ 1,346,103	₨ 1,020,823	₨ 907,523
Contributions to defined contribution plans		63,661	54,683	47,321
Expenses related to defined benefit plans (Refer note 34)		17,216	10,490	11,321
Share based compensation costs (Refer note 30)		124,787	229,260	152,054
Employee welfare expenses		44,491	32,959	30,215
Total	$ 18,685	₨ 1,596,258	₨ 1,348,215	₨ 1,148,434